Accrued Expenses And Other Current Liabilities	12 Months Ended
Jun. 30, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of June 30
	2013	2014
	RMB	RMB
Accrued professional service fees	15,619	41,291
Accrued advertising expenses	21,333	10,019
Accrued sales and promotion expenses	9,096	11,938
Accrued network support expenses	4,135	5,470
Payable for property and equipment purchases	6,323	10,053
Accrued training, rental, office, meeting and travel expenses	5,043	7,095
Interest payable	1,044	909
Others	2,009	9,590

Total	64,602	96,365